Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Balance			$ 8,971,737	$ 12,244,484	$ 12,244,484	$ 25,293,149
Amortization expense	$ (700,000)	$ (800,000)	(2,145,850)	$ (2,500,000)	(3,272,747)	(5,588,665)
Balance	$ 6,825,887		$ 6,825,887		$ 8,971,737	$ 12,244,484